CONVERTIBLE NOTES PAYABLE (Schedule of convertible notes payable) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal Amount	$ 2,900,000	$ 2,900,000	$ 1,445,000
Net Carrying Amount	2,900,000	2,900,000	1,445,000
Fair Value Amount	2,755,000	2,900,000
March 2022 [Member]
Short-Term Debt [Line Items]
Principal Amount			195,000
Net Carrying Amount			195,000
September 2022 [Member]
Short-Term Debt [Line Items]
Principal Amount			500,000
Net Carrying Amount			500,000
October 2022 [Member]
Short-Term Debt [Line Items]
Principal Amount			500,000
Net Carrying Amount			500,000
December 2022 [Member]
Short-Term Debt [Line Items]
Principal Amount			250,000
Net Carrying Amount			$ 250,000
August 2023 [Member]
Short-Term Debt [Line Items]
Principal Amount		2,000,000
Net Carrying Amount	2,000,000	2,000,000
Fair Value Amount	1,896,000	1,998,000
September 2023 [Member]
Short-Term Debt [Line Items]
Principal Amount		900,000
Net Carrying Amount	900,000	900,000
Fair Value Amount	$ 859,000	$ 902,000